Finance Income and Finance Expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables From Contracts With Customers [Abstract]
Interest expense on senior secured bonds and convertible promissory notes	$ 480	$ 1,521	$ 2,008
Interest expense on lease liabilities	188	204	211
Translation losses of balances of monetary assets and liabilities denominated in currencies	1,041	173	108
Other finance expenses related issuance of senior secured bond	$ 100	44	$ 148
Costs to repurchase warrants		$ 157